Investment Objectives and Goals	Jun. 22, 2026
Defiance Nasdaq 100 Autocallable Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE NASDAQ 100 AUTOCALLABLE INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income.
Defiance Bitcoin Autocallable ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE BITCOIN AUTOCALLABLE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Defiance Gold Autocallable ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE GOLD AUTOCALLABLE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Defiance Silver Autocallable ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE SILVER AUTOCALLABLE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.